Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Statement of Financial Position [Abstract]
Convertible preferred stock, par value (in dollars per share)	$ 0.00001		$ 0.00001		$ 0.00001
Convertible preferred stock, shares authorized (in shares)	0		87,611,000		87,611,000
Convertible preferred stock, shares issued (in shares)	0		90,814,000		90,805,000
Convertible preferred stock, shares outstanding (in shares)	0	[1]	90,814,000	[1]	90,805,000	[2]
Convertible preferred stock, liquidation preference			$ 294,802		$ 294,740
Preferred stock, par value (in dollars per share)	$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000		0
Preferred stock, shares issued (in shares)	0		0
Preferred stock, shares outstanding (in shares)	0		0
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	990,000,000		144,250,000		144,250,000
Common stock, shares issued (in shares)	157,593,000		30,398,000		29,614,000
Common stock, shares outstanding (in shares)	157,593,000		30,398,000		29,614,000

[1]	The shares of the Company's common and redeemable convertible preferred stock, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio of approximately 1.0379 established in the Merger described in Note 1.
[2]	The shares of the Company's common and redeemable convertible preferred stock, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio of approximately 1.0379 established in the Merger described in Note 1.